Inventories, Net (Tables)	12 Months Ended
Dec. 31, 2025
Inventories, Net [Abstract]
Schedule of Inventories, Net

Inventories, net is comprised of the following:

	As of December 31,
	2024	2025	2025
	HK$	HK$	US$
Raw materials	2,017,541	3,772,944	484,749
Work-in-progress	7,071,984	3,749,895	481,787
Finished goods	2,667,612	5,326,310	684,325
Total	11,757,137	12,849,149	1,650,861